Quarterly Holdings Report
for
Fidelity® Short-Term Bond Fund
November 30, 2021
STP-NPRT1-0122
1.813036.117
Nonconvertible Bonds - 44.7%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 0.9% 3/25/24	10,610	10,542
NTT Finance Corp.:
0.373% 3/3/23 (b)	8,340	8,316
0.583% 3/1/24 (b)	3,469	3,436
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.549% 3/22/24 (c)(d)	5,170	5,193
0.75% 3/22/24	3,860	3,836
		31,323
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	10,981	11,175
Comcast Corp. 3.1% 4/1/25	355	374
		11,549
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	7,030	7,437
TOTAL COMMUNICATION SERVICES		50,309
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 1.8%
BMW U.S. Capital LLC 3.45% 4/12/23 (b)	12,171	12,602
Daimler Finance North America LLC 0.75% 3/1/24 (b)	8,516	8,447
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (c)(d)	10,000	10,138
1.05% 3/8/24	1,943	1,931
1.25% 1/8/26	6,779	6,611
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (b)	8,525	8,487
2.9% 5/13/22 (b)	3,439	3,474
3.125% 5/12/23 (b)	5,897	6,081
		57,771
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp. 2.05% 4/23/22	9,376	9,433
TOTAL CONSUMER DISCRETIONARY		67,204
CONSUMER STAPLES - 2.3%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	10,000	9,896
Food & Staples Retailing - 0.3%
7-Eleven, Inc.:
0.625% 2/10/23 (b)	1,562	1,557
0.8% 2/10/24 (b)	1,912	1,891
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	7,661	7,566
		11,014
Food Products - 0.4%
Conagra Brands, Inc. 0.5% 8/11/23	5,758	5,719
JDE Peet's BV 0.8% 9/24/24 (b)	6,779	6,644
		12,363
Tobacco - 1.3%
Altria Group, Inc. 2.35% 5/6/25	1,269	1,304
BAT Capital Corp. 3.222% 8/15/24	6,714	6,993
BAT International Finance PLC 1.668% 3/25/26	6,714	6,614
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	7,381	7,652
3.75% 7/21/22 (b)	6,086	6,170
Philip Morris International, Inc.:
1.125% 5/1/23	5,988	6,024
2.875% 5/1/24	6,658	6,956
		41,713
TOTAL CONSUMER STAPLES		74,986
ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,512	4,560
Chevron Corp. 1.141% 5/11/23	6,298	6,342
Enbridge, Inc. 0.55% 10/4/23	10,000	9,927
Energy Transfer LP:
3.6% 2/1/23	3,816	3,905
4.2% 9/15/23	1,944	2,037
4.25% 3/15/23	5,208	5,377
Equinor ASA 1.75% 1/22/26	1,409	1,422
Kinder Morgan Energy Partners LP 3.5% 9/1/23	3,732	3,867
Kinder Morgan, Inc. 3.15% 1/15/23	6,421	6,571
Marathon Petroleum Corp. 4.5% 5/1/23	7,103	7,421
MPLX LP:
1.75% 3/1/26	10,071	9,967
4.5% 7/15/23	1,148	1,200
Occidental Petroleum Corp. 2.9% 8/15/24	2,755	2,763
Phillips 66 Co.:
0.9% 2/15/24	8,080	8,019
3.7% 4/6/23	5,512	5,715
3.85% 4/9/25	8,057	8,628
Pioneer Natural Resources Co. 0.55% 5/15/23	6,522	6,491
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	6,302	6,346
Shell International Finance BV 3.5% 11/13/23	1,830	1,924
The Williams Companies, Inc. 3.6% 3/15/22	10,739	10,778
Valero Energy Corp. 1.2% 3/15/24	8,144	8,106
Western Gas Partners LP 3 month U.S. LIBOR + 2.100% 2.2218% 1/13/23 (c)(d)	2,561	2,548
		123,914
FINANCIALS - 23.9%
Banks - 13.0%
Bank of America Corp.:
0.81% 10/24/24 (c)	7,030	6,986
0.976% 4/22/25 (c)	8,000	7,932
3.004% 12/20/23 (c)	24,790	25,349
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.440% 0.4935% 4/15/24 (c)(d)	10,000	10,017
0.8% 6/15/23	11,078	11,093
Barclays PLC:
1.007% 12/10/24 (c)	4,487	4,457
2.852% 5/7/26 (c)	4,878	5,034
4.338% 5/16/24 (c)	7,085	7,418
BBVA U.S.A. 2.5% 8/27/24	6,217	6,439
BNP Paribas SA 3.5% 3/1/23 (b)	20,640	21,331
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	7,225	7,180
0.95% 6/23/23	16,765	16,809
Citigroup, Inc.:
0.981% 5/1/25 (c)	4,488	4,458
3.106% 4/8/26 (c)	6,714	7,038
Danske Bank A/S 3.875% 9/12/23 (b)	7,592	7,941
DNB Bank ASA 0.856% 9/30/25 (b)(c)	10,000	9,888
HSBC Holdings PLC:
0.976% 5/24/25 (c)	8,400	8,305
1.162% 11/22/24 (c)	8,100	8,087
1.645% 4/18/26 (c)	6,806	6,775
3.95% 5/18/24 (c)	5,000	5,200
Intesa Sanpaolo SpA:
3.125% 7/14/22 (b)	5,000	5,071
3.25% 9/23/24 (b)	10,000	10,441
JPMorgan Chase & Co.:
0.697% 3/16/24 (c)	8,000	7,989
0.824% 6/1/25 (c)	6,568	6,490
1.514% 6/1/24 (c)	13,972	14,084
Lloyds Banking Group PLC 0.695% 5/11/24 (c)	5,464	5,444
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	8,059	8,038
0.953% 7/19/25 (c)	7,000	6,930
0.962% 10/11/25 (c)	8,775	8,672
2.193% 2/25/25	9,124	9,356
Mizuho Financial Group, Inc. 0.849% 9/8/24 (c)	4,265	4,252
National Bank of Canada 0.55% 11/15/24 (c)	3,356	3,324
NatWest Group PLC:
2.359% 5/22/24 (c)	5,310	5,411
3.875% 9/12/23	14,202	14,846
NatWest Markets PLC 0.8% 8/12/24 (b)	4,320	4,262
PNC Bank NA 2.028% 12/9/22 (c)	5,227	5,229
Rabobank Nederland 3.95% 11/9/22	6,339	6,521
Regions Financial Corp. 2.25% 5/18/25	3,950	4,057
Royal Bank of Canada:
1.6% 4/17/23	6,714	6,800
2.55% 7/16/24	8,572	8,888
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	7,230	7,566
Societe Generale:
2.625% 10/16/24 (b)	1,249	1,286
3.875% 3/28/24 (b)	4,871	5,153
Sumitomo Mitsui Financial Group, Inc. 0.508% 1/12/24	804	795
Svenska Handelsbanken AB 0.625% 6/30/23 (b)	10,340	10,329
Synovus Bank 2.289% 2/10/23 (c)	2,062	2,066
Synovus Financial Corp. 3.125% 11/1/22	9,230	9,379
The Toronto-Dominion Bank 0.75% 6/12/23	16,785	16,798
Wells Fargo & Co.:
1.654% 6/2/24 (c)	8,218	8,304
2.164% 2/11/26 (c)	20,142	20,553
		416,071
Capital Markets - 5.4%
Credit Suisse AG:
0.495% 2/2/24	8,000	7,919
0.52% 8/9/23	7,000	6,965
1% 5/5/23	8,057	8,082
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,427	2,411
0.962% 11/8/23	5,352	5,336
1.447% 4/1/25 (c)	5,743	5,722
2.129% 11/24/26 (c)	5,000	5,012
2.222% 9/18/24 (c)	20,476	20,767
Goldman Sachs Group, Inc.:
0.523% 3/8/23	6,650	6,628
0.627% 11/17/23 (c)	7,000	6,982
0.657% 9/10/24 (c)	10,000	9,923
2.905% 7/24/23 (c)	12,572	12,735
Intercontinental Exchange, Inc. 0.7% 6/15/23	6,998	6,979
Morgan Stanley:
0.529% 1/25/24 (c)	7,459	7,430
0.56% 11/10/23 (c)	7,000	6,979
0.731% 4/5/24 (c)	7,335	7,316
0.79% 5/30/25 (c)	8,500	8,370
3.737% 4/24/24 (c)	12,548	13,019
4% 7/23/25	6,714	7,283
UBS AG London Branch 0.375% 6/1/23 (b)	7,843	7,795
UBS Group AG 1.008% 7/30/24 (b)(c)	8,398	8,393
		172,046
Consumer Finance - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.680% 0.73% 9/29/23 (c)(d)	7,000	6,994
1.15% 10/29/23	7,000	6,979
1.65% 10/29/24	4,750	4,741
1.75% 1/30/26	5,724	5,611
4.125% 7/3/23	2,487	2,593
4.875% 1/16/24	2,014	2,152
Ally Financial, Inc.:
3.05% 6/5/23	5,730	5,883
5.125% 9/30/24	6,284	6,885
Capital One Financial Corp. 2.6% 5/11/23	4,486	4,598
Ford Motor Credit Co. LLC:
3.087% 1/9/23	6,821	6,907
4.14% 2/15/23	3,615	3,692
Hyundai Capital America 1% 9/17/24 (b)	7,995	7,889
Synchrony Financial:
4.25% 8/15/24	9,435	10,044
4.375% 3/19/24	8,076	8,562
Toyota Motor Credit Corp. 2.9% 3/30/23	7,261	7,481
		91,011
Diversified Financial Services - 0.8%
AIG Global Funding 0.8% 7/7/23 (b)	2,622	2,623
Athene Global Funding:
0.95% 1/8/24 (b)	7,220	7,196
1% 4/16/24 (b)	7,000	6,969
Equitable Holdings, Inc. 3.9% 4/20/23	408	424
Jackson Financial, Inc. 1.125% 11/22/23 (b)	8,613	8,608
USAA Capital Corp. 1.5% 5/1/23 (b)	1,377	1,394
		27,214
Insurance - 1.9%
American International Group, Inc. 2.5% 6/30/25	6,714	6,947
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	10,000	9,921
1.1% 11/12/24 (b)	8,150	8,085
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	3,527	3,438
Metropolitan Life Global Funding I 0.9% 6/8/23 (b)	5,675	5,695
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.3788% 3/25/24 (b)(c)(d)	8,000	8,021
Pacific Life Global Funding II 1.2% 6/24/25 (b)	5,535	5,503
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4987% 4/12/24 (b)(c)(d)	3,616	3,632
Protective Life Global Funding 0.502% 4/12/23 (b)	8,500	8,472
		59,714
TOTAL FINANCIALS		766,056
HEALTH CARE - 2.6%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22	8,775	8,907
2.9% 11/6/22	5,000	5,100
		14,007
Health Care Providers & Services - 1.0%
Anthem, Inc.:
0.45% 3/15/23	9,394	9,354
3.125% 5/15/22	7,314	7,401
Cigna Corp.:
0.613% 3/15/24	1,965	1,941
3.05% 11/30/22	5,040	5,154
Humana, Inc. 0.65% 8/3/23	8,872	8,824
		32,674
Life Sciences Tools & Services - 0.5%
PerkinElmer, Inc. 0.85% 9/15/24	8,310	8,177
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	8,500	8,501
		16,678
Pharmaceuticals - 0.6%
AstraZeneca Finance LLC 0.7% 5/28/24	6,275	6,212
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,748	7,346
Mylan NV 3.125% 1/15/23 (b)	6,478	6,637
		20,195
TOTAL HEALTH CARE		83,554
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.4%
The Boeing Co.:
1.167% 2/4/23	5,877	5,879
1.95% 2/1/24	3,500	3,548
4.875% 5/1/25	4,713	5,165
		14,592
Airlines - 0.2%
Delta Air Lines, Inc. 2.9% 10/28/24	7,598	7,657
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	10,000	9,721
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (b)	5,142	5,111
Machinery - 0.2%
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.5831% 4/5/23 (c)(d)	5,064	5,064
Road & Rail - 0.4%
Canadian Pacific Railway Co. 1.35% 12/2/24 (e)	12,296	12,285
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
0.7% 2/15/24	2,930	2,889
0.8% 8/18/24	3,717	3,648
3.5% 1/15/22	6,145	6,167
International Lease Finance Corp. 5.875% 8/15/22	7,230	7,489
		20,193
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (b)	972	981
TOTAL INDUSTRIALS		75,604
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp. 5.45% 6/15/23	6,305	6,687
IT Services - 0.4%
PayPal Holdings, Inc. 1.35% 6/1/23	3,364	3,399
The Western Union Co.:
2.85% 1/10/25	1,585	1,648
4.25% 6/9/23	6,025	6,309
		11,356
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.2988% 10/1/24 (c)(d)	4,150	4,157
Microchip Technology, Inc. 0.983% 9/1/24 (b)	4,231	4,170
		8,327
Software - 0.4%
VMware, Inc.:
0.6% 8/15/23	8,000	7,953
1% 8/15/24	5,608	5,568
		13,521
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	7,175	7,192
TOTAL INFORMATION TECHNOLOGY		47,083
MATERIALS - 0.3%
Chemicals - 0.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (b)	4,034	4,171
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (b)	1,266	1,267
The Mosaic Co. 3.25% 11/15/22	2,280	2,331
Westlake Chemical Corp. 0.875% 8/15/24	2,556	2,530
		10,299
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	2,980	2,938
Crown Castle International Corp. 1.35% 7/15/25	700	693
Welltower, Inc. 3.625% 3/15/24	3,276	3,451
		7,082
UTILITIES - 4.0%
Electric Utilities - 2.4%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.6158% 6/15/23 (b)(c)(d)	6,835	6,833
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2992% 6/10/23 (c)(d)	6,139	6,136
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 8/15/23 (c)(d)	10,000	9,987
Exelon Corp. 3.497% 6/1/22 (c)	6,360	6,426
FirstEnergy Corp.:
1.6% 1/15/26	747	733
2.05% 3/1/25	4,143	4,122
Florida Power & Light Co. 2.85% 4/1/25	1,893	1,981
ITC Holdings Corp. 2.7% 11/15/22	4,592	4,673
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4296% 2/22/23 (c)(d)	10,375	10,358
0.65% 3/1/23	6,780	6,771
2.75% 5/1/25	6,482	6,749
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 0.3823% 9/28/23 (c)(d)	3,666	3,666
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 0.42% 5/10/23 (c)(d)	6,389	6,379
0.6% 2/26/24	3,086	3,046
		77,860
Gas Utilities - 0.8%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.496% 3/9/23 (c)(d)	5,299	5,299
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6196% 3/2/23 (c)(d)	7,098	7,087
Dominion Gas Holdings LLC 2.5% 11/15/24	1,475	1,528
ONE Gas, Inc. 0.85% 3/11/23	10,000	9,984
		23,898
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24 (b)	3,897	3,843
Multi-Utilities - 0.7%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.7% 5/13/24 (c)(d)	5,926	5,926
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.646% 9/15/23 (c)(d)	5,059	5,060
DTE Energy Co. 2.25% 11/1/22	8,094	8,211
NiSource, Inc. 0.95% 8/15/25	2,976	2,903
		22,100
TOTAL UTILITIES		127,701
TOTAL NONCONVERTIBLE BONDS (Cost $1,427,195)		1,433,792

U.S. Treasury Obligations - 26.0%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Notes:
0.25% 5/15/24	377,936	373,735
0.25% 7/31/25 (f)	67,140	65,328
0.375% 8/15/24 (g)	50,000	49,488
0.375% 4/30/25	146,699	143,862
2.375% 8/15/24	192,943	201,225
TOTAL U.S. TREASURY OBLIGATIONS (Cost $840,318)		833,638

U.S. Government Agency - Mortgage Securities - 1.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.4%
3.5% 9/1/29	1,626	1,718
4.5% 3/1/39 to 9/1/49	8,352	9,084
5.5% 11/1/34	1,541	1,738
7.5% 11/1/31	0	0
TOTAL FANNIE MAE		12,540
Freddie Mac - 1.0%
2% 1/1/32	14,550	14,959
2.5% 11/1/28	11,079	11,491
3% 2/1/34	5,241	5,491
4% 4/1/26	209	220
8.5% 5/1/26 to 7/1/28	26	29
TOTAL FREDDIE MAC		32,190
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	189	213

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $44,375)		44,943

Asset-Backed Securities - 17.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	1,058	1,059
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 1.1883% 7/22/32 (b)(c)(d)	8,770	8,770
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 1/15/32 (b)(c)(d)	8,883	8,884
Ajax Mortgage Loan Trust Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	3,331	3,314
American Express Credit Account Master Trust Series 2021-1 Class A, 0.9% 11/16/26	9,780	9,737
AmeriCredit Automobile Receivables Trust:
Series 2021-2 Class A2, 0.26% 11/18/24	8,236	8,231
Series 2021-3 Class A3, 0.76% 8/18/26	7,993	7,966
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 1.1783% 4/22/31 (b)(c)(d)	7,663	7,672
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	9,973	9,877
Series 2021-A1 Class A1, 0.44% 9/15/26	9,066	8,954
Canadian Pacer Auto Receivables Trust Series 2018-2A Class A3, 3.27% 12/19/22 (b)	56	56
Capital One Multi-Asset Execution Trust Series 2021-A3 Class A3, 1.04% 11/16/26	9,890	9,890
CarMax Auto Owner Trust:
Series 2018-4 Class A3, 3.36% 9/15/23	1,135	1,144
Series 2020-4 Class A3, 0.5% 8/15/25	5,144	5,136
Series 2021-1 Class A3, 0.34% 12/15/25	5,009	4,986
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	7,076	7,028
Series 2021-P3 Class A3, 0.7% 11/10/26	6,606	6,549
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	2,250	2,249
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.1% 10/20/32 (b)(c)(d)	2,196	2,195
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.2238% 7/15/33 (b)(c)(d)	9,276	9,278
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.1045% 7/27/30 (b)(c)(d)	8,450	8,451
Chesapeake Funding II LLC Series 2019-1A Class A1, 2.94% 4/15/31 (b)	1,891	1,908
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	536	537
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (b)	1,745	1,753
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 0.5916% 7/25/34 (c)(d)	143	141
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (b)	1,832	1,841
Series 2020-2:
Class A2, 0.47% 10/24/22 (b)	1,717	1,718
Class A3, 0.57% 10/23/23 (b)	3,903	3,903
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	3,229	3,215
Discover Card Execution Note Trust Series 2021-A1 Class A1, 0.58% 9/15/26	9,839	9,712
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (b)	1,058	1,061
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	6,162	6,146
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	5,109	5,091
Drive Auto Receivables Trust:
Series 2021-2 Class A2, 0.36% 5/15/24	8,720	8,716
Series 2021-3 Class A2, 0.52% 1/15/25	8,000	7,997
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 4/15/31 (b)(c)(d)	8,070	8,076
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	5,598	5,648
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	6,571	6,566
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	2,890	2,878
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	7,441	7,384
Exeter Automobile Receivables Trust:
Series 2021-2A Class A3, 0.3% 10/15/24	2,959	2,953
Series 2021-3A Class A2, 0.34% 1/16/24	4,337	4,335
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (b)(c)	1,748	1,747
Ford Credit Auto Lease Trust Series 2020-B Class A3, 0.62% 8/15/23	7,011	7,019
Ford Credit Auto Owner Trust:
Series 2019-A Class A3, 2.78% 9/15/23	648	652
Series 2020-B Class A, 0.5% 2/15/23	116	116
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	12,164	12,135
GM Financial Consumer Automobile Receivables Trust:
Series 2020-3 Class A2, 0.35% 7/17/23	1,046	1,046
Series 2020-4 Class A3, 0.38% 8/18/25	6,015	6,003
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	3,218	3,210
Series 2020-2 Class A, 0.69% 10/15/25 (b)	6,742	6,711
HPEFS Equipment Trust:
Series 2020-2A Class A2, 0.65% 7/22/30 (b)	1,623	1,623
Series 2021-2A Class A2, 0.3% 9/20/28 (b)	5,679	5,668
Hyundai Auto Lease Securitization Trust Series 2021-A Class A3, 0.33% 1/16/24 (b)	5,490	5,485
Hyundai Auto Receivables Trust Series 2020-C Class A3, 0.38% 5/15/25	6,571	6,556
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	2,892	2,933
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 0.970% 1.1045% 7/27/31 (b)(c)(d)	6,407	6,407
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1283% 1/22/31 (b)(c)(d)	6,559	6,559
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (b)	116	116
Series 2021-2A Class A, 0.51% 9/15/31 (b)	4,226	4,219
Series 2021-3A Class A, 0.65% 12/15/31 (b)	4,102	4,092
Mercedes-Benz Auto Lease Trust:
Series 2019-B Class A3, 2% 10/17/22	2,792	2,798
Series 2020-A Class A3, 1.84% 12/15/22	2,292	2,300
Series 2020-B Class A3, 0.4% 11/15/23	3,208	3,207
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	726	726
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (b)	172	172
Class A3, 2.01% 12/12/24 (b)	5,378	5,441
Mortgage Repurchase Agreement Financing Trust:
Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0911% 8/10/23 (b)(c)(d)	6,176	6,190
Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.5911% 3/10/22 (b)(c)(d)	7,078	7,087
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (b)	3,130	3,123
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 1.1223% 7/17/32 (b)(c)(d)	8,390	8,400
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	8,012	7,923
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 0.9596% 5/20/29 (b)(c)(d)	7,293	7,294
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3366% 1/25/36 (c)(d)	280	280
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	1,467	1,464
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (b)	36	36
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	5,283	5,261
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	5,530	5,513
Santander Drive Auto Receivables Trust Series 2021-2 Class A3, 0.34% 2/18/25	6,233	6,225
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	7,455	7,436
Series 2021-A Class A3, 0.51% 7/22/24 (b)	4,381	4,356
Securitized Term Auto Receivables Trust Series 2019-1A Class A3, 2.986% 2/27/23 (b)	552	554
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.666% 12/15/25 (b)(c)(d)	2,957	2,957
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (b)	233	233
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.1836% 7/15/32 (b)(c)(d)	6,342	6,343
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 0% 1/15/34 (b)(c)(d)	8,047	8,047
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.1179% 11/18/30 (b)(c)(d)	8,844	8,844
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 1.0423% 7/15/30 (b)(c)(d)	9,268	9,271
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (c)(d)	177	165
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (b)	3,853	3,859
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (b)	6,423	6,379
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	4,906	4,909
Toyota Auto Receivables Owner Trust:
Series 2019-A Class A3, 2.91% 7/17/23	1,109	1,119
Series 2019-C Class A3, 1.91% 9/15/23	868	873
Series 2020-C Class A3, 0.44% 10/15/24	8,057	8,056
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.6866% 4/6/42 (b)(c)(d)	261	190
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	246	246
Series 2021-2 Class A, 0.91% 6/20/31 (b)	3,614	3,610
Series 2021-3 Class A, 0.83% 7/20/31 (b)	5,803	5,790
Series 2021-4 Class A, 0.84% 9/20/31 (b)	7,356	7,295
Series 2021-5 Class A, 1.31% 11/20/31 (b)	8,080	8,061
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	2,029	2,030
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	6,667	6,667
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	7,970	7,967
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	6,240	6,175
Series 2021-2 Class A, 0.99% 4/20/28	8,190	8,166
Verizon Owner Trust:
Series 2018-A Class A1A, 3.23% 4/20/23	336	337
Series 2020-A Class A1A, 1.85% 7/22/24	8,106	8,182
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	2,426	2,433
Series 2020-A Class A3, 0.39% 1/22/24	8,774	8,767
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	57	57
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (b)	559	561
Series 2019-2A Class A3, 2.04% 11/15/23 (b)	3,089	3,112
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.0723% 4/17/30 (b)(c)(d)	9,231	9,232
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 0.3711% 8/20/29 (b)(c)(d)	6,649	6,653
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	4,281	4,274
TOTAL ASSET-BACKED SECURITIES (Cost $552,536)		551,948

Collateralized Mortgage Obligations - 2.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 2.3%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	1,822	1,823
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	2,912	2,908
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	2,114	2,112
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	2,525	2,521
CSMC Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	8,000	8,000
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.628% 8/25/60 (b)(c)(d)	605	605
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (b)(c)	7,482	7,553
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.375% 7/25/67 (b)(c)	7,154	7,151
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 0.5911% 9/10/22 (b)(c)(d)	11,000	11,003
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,470	2,451
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	3,859	3,869
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/25/51 (b)(c)	7,389	7,389
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	7,104	7,053
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	3,276	3,266
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	1,224	1,213
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	5,019	5,026
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.0386% 7/20/34 (c)(d)	2	2
TOTAL PRIVATE SPONSOR		73,945
U.S. Government Agency - 0.5%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 0.392% 5/25/45 (c)(d)	3,859	3,874
sequential payer Series 2001-40 Class Z, 6% 8/25/31	80	86
Series 2016-27:
Class HK, 3% 1/25/41	3,765	3,951
Class KG, 3% 1/25/40	1,753	1,840
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 0.442% 7/25/46 (c)(d)	4,564	4,594
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	278	279
Series 2015-4437 Class DE, 2% 10/15/32	327	328
Series 3949 Class MK, 4.5% 10/15/34	431	469
TOTAL U.S. GOVERNMENT AGENCY		15,421
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $89,218)		89,366

Commercial Mortgage Securities - 6.1%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	2,246	2,302
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	1,670	1,701
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.84% 9/15/26 (b)(c)(d)	4,272	4,265
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 0.7791% 10/15/36 (b)(c)(d)	3,704	3,694
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7423% 5/15/38 (b)(c)(d)	3,400	3,390
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.89% 12/15/36 (b)(c)(d)	3,205	3,202
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 0.95% 11/15/26 (b)(c)(d)	3,607	3,598
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.7259% 10/15/26 (b)(c)(d)	3,376	3,350
floater sequential payer Series 2021-SOAR Class A, 0.76% 6/15/38 (b)(c)	3,633	3,613
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.089% 4/15/34 (b)(c)(d)	4,300	4,290
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.01% 10/15/36 (b)(c)(d)	6,904	6,904
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	7,714	7,682
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	4,507	4,433
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0395% 11/15/36 (b)(c)(d)	1,678	1,674
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.21% 6/15/34 (b)(c)(d)	6,210	6,198
CIM Retail Portfolio Trust floater Series 2021-RETL Class A, 1 month U.S. LIBOR + 1.400% 1.49% 8/15/36 (b)(c)(d)	2,492	2,487
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (b)	3,636	3,680
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,139	1,175
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,909	3,028
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	609	609
Series 2014-CR18 Class ASB, 3.452% 7/15/47	4,873	4,982
Series 2012-CR4 Class ASB, 2.436% 10/15/45	1,469	1,481
Series 2013-LC6 Class ASB, 2.478% 1/10/46	889	896
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.07% 5/15/36 (b)(c)(d)	8,023	8,023
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	1,098	1,110
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 1.000% 1.09% 7/15/32 (b)(c)(d)	7,508	7,491
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.801% 11/15/38 (b)(c)(d)	5,020	4,996
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.17% 7/15/38 (b)(c)(d)	1,750	1,749
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	2,413	2,428
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 1.04% 10/15/36 (b)(c)(d)	2,194	2,195
sequential payer Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	4,621	4,650
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	6,938	6,967
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	5,550	5,642
Series 2017-GS8 Class A1, 2.222% 11/10/50	2,083	2,096
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,944	2,972
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)	8,295	8,418
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.09% 9/15/29 (b)(c)(d)	3,240	3,234
sequential payer Series 2012-CBX Class A4, 3.4834% 6/15/45	412	415
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (b)	1,723	1,744
Series 2012-CBX Class A/S, 4.2707% 6/15/45	4,539	4,596
Series 2013-LC11 Class A/S, 3.216% 4/15/46	3,949	4,041
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (b)(c)(d)	3,432	3,425
Merit floater:
Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.24% 8/15/37 (b)(c)(d)	887	886
Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 7/15/38 (b)(c)(d)	1,937	1,929
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	1,908	1,984
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	4,896	5,031
Series 2019-H7 Class A1, 2.327% 7/15/52	2,686	2,724
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 0.574% 10/15/36 (b)(c)(d)	8,280	8,215
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (b)(c)(d)	3,363	3,344
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8795% 4/10/46 (b)(c)(d)	4,540	4,531
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	1,177	1,188
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	3,907	4,069
Series 2017-RC1 Class ASB, 3.453% 1/15/60	4,291	4,491
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	177	179
Series 2013-C14 Class ASB, 2.977% 6/15/46	1,415	1,437
Series 2014-C20 Class ASB, 3.638% 5/15/47	987	1,018
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $196,715)		195,852

Bank Notes - 0.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Discover Bank 3.35% 2/6/23	6,882	7,069
First Republic Bank 1.912% 2/12/24 (c)	3,385	3,427
Truist Bank 1.25% 3/9/23	8,057	8,109
TOTAL BANK NOTES (Cost $18,394)		18,605

Commercial Paper - 1.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Enel Finance America LLC yankee:
0.37% 7/11/22	10,000	9,975
0.4% 9/27/22	8,000	7,970
General Motors Financial Co., Inc.:
0.34% 1/20/22	10,000	9,995
0.36% 1/21/22	4,500	4,498
0.38% 3/21/22	4,500	4,494
0.4% 3/28/22	7,000	6,991
HSBC U.S.A., Inc.:
yankee 0.4% 2/9/22	5,000	4,997
0.33% 10/4/22	5,000	4,979
Viatris, Inc. 0.68% 4/26/22	3,000	2,994
TOTAL COMMERCIAL PAPER (Cost $56,903)		56,893

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (h)	14,725,715	14,729
Fidelity Securities Lending Cash Central Fund 0.07% (h)(i)	19,416,081	19,418
TOTAL MONEY MARKET FUNDS (Cost $34,147)		34,147

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $3,259,801)	3,259,184
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(51,930)
NET ASSETS - 100.0%	3,207,254

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	77	Mar 2022	16,843	10	10

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $854,403,000 or 26.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $46,000.
(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	16,749	342,564	344,584	4	-	-	14,729	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	-	48,534	29,116	3	-	-	19,418	0.1%
Total	16,749	391,098	373,700	7	-	-	34,147

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Bank Notes and Commercial Paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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